Goodwill and Other Intangibles - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Reverse acquisition			$ 21,864,781		$ 21,864,781
Amortization expense	$ 514,969	$ 556,816	$ 1,542,704	$ 1,453,777	$ 1,865,237	$ 781,570